Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 2,603,929,177	$ 2,401,038,256
Deemed defaulted loans	(4,911,334)	(4,645,289)
Net assets available for benefits per the Form 5500	$ 2,599,017,843	$ 2,396,392,967